JOHN HANCOCK
                              International/
                              Global Funds

                              [shape logo]

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Prospectus

August 30, 1996*

This prospectus gives vital information about these funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these funds:

[bullet] are not bank deposits

[bullet] are not federally insured

[bullet] are not endorsed by any bank or government agency

[bullet] are not guaranteed to achieve their goal(s)

Short-Term Strategic Income Fund may invest up to 67% in junk bonds; read risk information carefully.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

*December 2, 1996 for Global Technology Fund. January 1, 1997 for Global Marketplace Fund, Global Rx Fund and Pacific Basin Equities Fund.

Growth

Global Fund
Global Marketplace Fund
Global Rx Fund
Global Technology Fund
International Fund
Pacific Basin Equities Fund

Income

Short-Term Strategic Income Fund
World Bond Fund

[shape logo] JOHN HANCOCK FUNDS
             A Global Investment Management Firm

             101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents
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   [circle] Growth
            Global Fund                                                     4
            Global Marketplace Fund                                         6
            Global Rx Fund                                                  8
            Global Technology Fund                                         10
            International Fund                                             12
            Pacific Basin Equities Fund                                    14
   [square] Income
            Short-Term Strategic Income Fund                               16
            World Bond Fund                                                18

            Your account
            Choosing a share class                                         20
            How sales charges are calculated                               20
            Sales charge reductions and waivers                            21
            Opening an account                                             22
            Buying shares                                                  23
            Selling shares                                                 24
            Transaction policies                                           26
            Dividends and account policies                                 26
            Additional investor services                                   27

            Fund details
            Business structure                                             28
            Sales compensation                                             29
            More about risk                                                31
            For more information                                   back cover

[left-hand margin]

A fund-by-fund look at goals,
strategies, risks, expenses and
financial history.

Policies and instructions for opening,
maintaining and closing an account
in any international/global fund.

Details that apply to the
international/global funds as
a group.

Overview
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GOAL OF THE INTERNATIONAL/GLOBAL FUNDS

John Hancock international/global funds invest in foreign and U.S. securities. Most of the funds invest primarily in stocks and seek long-term growth of capital. Two funds invest primarily in bonds and seek current income or maximum total return. Each fund has its own strategy and own risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

[bullet] are seeking to diversify a portfolio of domestic investments

[bullet] are seeking access to markets that can be less accessible to individual investors

[bullet] are seeking funds for the growth or income portion of an asset allocation portfolio

[bullet] are investing for goals that are many years in the future

International/global funds may NOT be appropriate if you:

[bullet] are investing with a shorter time horizon in mind

[bullet] are uncomfortable with an investment whose value may vary substantially

[bullet] want to limit your exposure to foreign securities

THE MANAGEMENT FIRM

All John Hancock international/global funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $19 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[items in square brackets are icons]

[target] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[folder] Portfolio securities The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[graph] Risk factors The major risk factors associated with the fund.

[person] Portfolio management The individual or group (including subadvisers, if any) designated by the investment adviser to handle the fund's day-to-day management.

[%] Expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[$] Financial highlights A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

Global Fund

REGISTRANT NAME: FREEDOM INVESTMENT TRUST II
                                TICKER SYMBOL   CLASS A: JHGAX   CLASS B: FGLOX
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GOAL AND STRATEGY

[target] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of foreign and U.S. companies. The fund maintains a diversified portfolio of company and government securities from around the world. Under normal circumstances, the fund expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S.

The fund does not maintain a fixed allocation of assets, either with respect to securities type or to geography.

PORTFOLIO SECURITIES

[folder] Under normal circumstances, the fund invests at least 65% of assets in common stocks and convertible securities, but may invest in virtually any type of security, foreign or domestic, including preferred and convertible securities, warrants and investment-grade debt securities. Not counting short-term securities, the fund generally expects that no more than 5% of assets will be invested in debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[graph] As with any growth fund, the value of your investment will fluctuate in response to stock market movements.

Because it invests internationally, the fund carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets such as those of Latin America, Southeast Asia and Eastern Europe.

To the extent that the fund utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

MANAGEMENT/SUBADVISER

[person] Miren Etcheverry, John L.F. Wills, and Gerardo J. Espinoza lead the portfolio management team. Ms. Etcheverry and Mr. Espinoza are senior vice presidents and joined John Hancock Funds in December 1996, having been in the investment business since 1978 and 1979, respectively. Mr. Wills is a senior vice president of the adviser and managing director of the subadviser, John Hancock Advisers International. He joined John Hancock Funds in 1987 and has been in the investment business since 1969.

Investor expenses

[%] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.


Shareholder transaction expenses                   Class A       Class B
Maximum sales charge imposed on purchases
(as a percentage of offering price)                5.00%         none
Maximum sales charge imposed on
reinvested dividends                               none          none
Maximum deferred sales charge                      none(1)       5.00%
Redemption fee(2)                                  none          none
Exchange fee                                       none          none

Annual fund operating expenses (as a % of average net assets)
Management fee(3)                                  0.96%         0.96%
12b-1 fee(4)                                       0.30%         1.00%
Other expenses                                     0.61%         0.61%
Total fund operating expenses                      1.87%         2.57%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

Share class               Year 1  Year 3   Year 5   Year 10
Class A shares            $68     $106     $146     $258
Class B shares
 Assuming redemption
 at end of period         $76     $110     $157     $273
 Assuming no redemption   $26     $80      $137     $273

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Includes a subadviser fee equal to 0.70% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

4  GROWTH - GLOBAL FUND

FINANCIAL HIGHLIGHTS

[$] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

Volatility, as indicated by Class B
year-by-year total investment return (%)
(scale varies from fund to fund)

[typeset representation of bar chart]

35.42%(5)   (16.97)(5)   7.05   30.22   (10.42)   14.04   (3.85)   34.95
7.97   (1.01)   11.71(5)

[end bar chart]

Class A - period ended:                 10/92(1)     10/93          10/94          10/95          4/96(2)
Per share operating performance
Net asset value, beginning of period    $11.31         $10.55         $14.30         $14.16         $12.67
Net investment income (loss)             (0.04)(3)      (0.10)(3)      (0.07)(3)      (0.03)(3)      (0.04)
Net realized and unrealized gain (loss)
on investments and foreign currency
transactions                             (0.72)          3.85           1.24          (0.13)          1.48
Total from investment operations         (0.76)          3.75           1.17          (0.16)          1.44
Less distributions:
  Distributions from net realized gain
  on investments sold and foreign
  currency transactions                     --             --          (1.31)         (1.33)         (0.88)
Net asset value, end of period          $10.55         $14.30         $14.16         $12.67         $13.23
Total investment return at net
asset value(4) (%)                     (6.72)(5)        35.55           8.64          (0.37)         12.07(5)
Ratios and supplemental data
Net assets, end of period (000s
omitted) ($)                            76,980         90,787        100,973         93,597         99,606
Ratio of expenses to average net
assets (%)                                2.47(6)        2.12           1.98           1.87           1.89(6)
Ratio of net investment income (loss)
to average net assets (%)                (0.60)(6)      (0.86)         (0.54)         (0.23)         (0.69)(6)
Portfolio turnover rate (%)                 69            108             61             60             40
Average brokerage commission rate(7) ($)   N/A            N/A            N/A            N/A           0.02

Class B - period ended:                 5/87(8)   10/87(9)       10/88     10/89     10/90     10/91
Per share operating performance
Net asset value, beginning of period    $9.60     $13.00         $10.42    $10.67    $13.58    $9.94
Net investment income (loss)             0.08      (0.05)          0.01     (0.10)    (0.02)   (0.01)(3)
Net realized and unrealized gain
(loss) on investments and foreign
currency transactions                    3.32      (2.08)          0.69      3.25     (1.12)    1.35
Total from investment operations         3.40      (2.13)          0.70      3.15     (1.14)    1.34
Less distributions:
  Distributions from net investment
  income                                   --      (0.12)            --     (0.01)       --       --
  Distributions from net realized gain
  on investments sold and foreign
  currency transactions                    --      (0.33)         (0.45)    (0.23)    (2.50)   (0.36)
  Total distributions                      --      (0.45)         (0.45)    (0.24)    (2.50)   (0.36)
Net asset value, end of period         $13.00     $10.42         $10.67    $13.58     $9.94   $10.92
Total investment return at net
asset value(4) (%)                      35.42(5)  (16.97)(5)       7.05     30.22    (10.42)   14.04
Ratios and supplemental data
Net assets, end of period (000s
omitted) ($)                           62,264     50,883         34,380    35,596    33,281   28,686
Ratio of expenses to average
net assets (%)                           2.38(6)    2.56(6)        2.55      2.30      2.46     2.60
Ratio of net investment income (loss)
to average net assets (%)                0.99(6)   (0.78)(6)       0.09     (0.47)    (0.59)   (0.12)
Portfolio turnover rate (%)                91         81            142       138        58      106
Average brokerage commission rate(7) ($)  N/A        N/A            N/A       N/A       N/A      NA

Class B - period ended:                 10/92          10/93          10/94          10/95          4/96(2)
Per share operating performance
Net asset value, beginning of period    $10.92         $10.50         $14.17         $13.93         $12.36
Net investment income (loss)             (0.12)(3)      (0.15)(3)      (0.15)(3)      (0.11)(3)      (0.08)
Net realized and unrealized gain
(loss) on investments and foreign
currency transactions                    (0.30)          3.82           1.22          (0.13)          1.44
Total from investment operations         (0.42)          3.67           1.07          (0.24)          1.36
Less distributions:
  Distributions from net investment
  income                                    --             --             --             --             --
  Distributions from net realized gain
  on investments sold and foreign
  currency transactions                     --             --          (1.31)         (1.33)         (0.88)
  Total distributions                       --             --          (1.31)         (1.33)         (0.88)
Net asset value, end of period          $10.50         $14.17         $13.93         $12.36         $12.84
Total investment return at net
asset value(4) (%)                       (3.85)         34.95           7.97          (1.01)         11.71(5)
Ratios and supplemental data
Net assets, end of period (000s
omitted) ($)                            11,475         19,340         31,822         24,570         27,201
Ratio of expenses to average
net assets (%)                            2.68           2.49           2.59           2.57           2.55(6)
Ratio of net investment income (loss)
to average net assets (%)                (1.03)         (1.25)         (1.12)         (0.89)         (1.35)(6)
Portfolio turnover rate (%)                 69            108             61             60             40
Average brokerage commission rate(7) ($)   N/A            N/A            N/A            N/A           0.02

(1) Class A shares commenced operations on January 3, 1992.
(2) Six months ended April 30, 1996. (Unaudited.)
(3) Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) Annualized.
(7) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(8) For the period September 2, 1986 (commencement of operations) to May 31,
    1987.
(9) For the period June 1, 1987 to October 31, 1987.

                                                          GROWTH - GLOBAL FUND 5

Global Marketplace Fund

REGISTRANT NAME: JOHN HANCOCK WORLD FUND
                                TICKER SYMBOL   CLASS A: JHGMX   CLASS B: JHMBX
-------------------------------------------------------------------------------

GOAL AND STRATEGY

[target] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily in foreign and U.S. stocks of companies that merchandise goods and services to consumers or to consumer companies. The fund seeks companies of any size that appear to possess a competitive advantage, such as a unique product or distribution method, new technologies or innovative marketing or sales methods. Under normal circumstances, the fund invests at least 65% of assets in these companies, and expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S.

PORTFOLIO SECURITIES

[folder] The fund invests primarily in the common stocks of U.S. and foreign companies. It also may invest in warrants, preferred stocks and convertible securities.

For liquidity and flexibility, the fund may invest up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[graph] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on a single sector (consumer businesses), its performance may be disproportionately affected by a few key factors, such as economic conditions and consumer confidence levels.

Also, because the fund invests internationally, it carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31.

To the extent that the fund invests in smaller capitalization companies or emerging markets, or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[person] Bernice S. Behar, CFA, leader of the fund's portfolio management team since the fund's inception in September 1994, is a senior vice president of the adviser. She joined the adviser in 1991 and has been in the investment business since 1986.

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INVESTOR EXPENSES

Fund investors pay various expenses, either directly or indirectly. The figures below are based on Class A expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

Shareholder transaction expenses             Class A        Class B
Maximum sales charge imposed on purchases
(as a percentage of offering price)           5.00%         none
Maximum sales charge imposed on
reinvested dividends                          none          none
Maximum deferred sales charge                 none(1)       5.00%
Redemption fee(2)                             none          none
Exchange fee                                  none          none

Annual fund operating expenses (as a % of average net assets)
Management fee (after expense limitation)(3)  0.00%         0.00%
12b-1 fee(4)                                  0.30%         1.00%
Other expenses (after limitation)(3)          1.15%         1.15%
Total fund operating expenses (after
limitation)(3)                                1.45%         2.15%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

Share class               Year 1  Year 3  Year 5   Year 10
Class A shares            $64     $94     $125     $215
Class B shares
  Assuming redemption
  at end of period        $72     $97     $135     $231
  Assuming no redemption  $22     $67     $115     $231

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Reflects the adviser's temporary agreement to limit expenses (except for 12b-1 and transfer agent expenses). Without this limitation, management fees would be 0.80% for each class, other expenses would be 2.12% for each class and total fund operating expenses would be 3.22% for Class A and 3.92% for Class B.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

6 GROWTH - GLOBAL MARKETPLACE FUND

FINANCIAL HIGHLIGHTS

[$] The figures below have been audited
    by the fund's independent auditors,
    Price Waterhouse LLP.

Volatility, as indicated by Class A
year-by-year total investment return (%)
(scale varies from fund to fund)

[typeset representation of bar chart]

35.61(4)     31.94

[end bar chart]

Class A - period ended:                      8/95(1)         8/96
Per share operating performance
Net asset value, beginning of period         $8.50           $11.49
Net investment income (loss)                  0.01(2)         (0.08)(2)
Net realized and unrealized gain (loss)
on investments and foreign currency
transactions                                  3.01             3.75
Total from investment operations              3.02             3.67
Less distributions:
  Dividends from net investment income       (0.01)             --
  Distributions in excess of net
  investment income                          (0.02)             --
  Total distributions                        (0.03)             --
  Net asset value, end of period            $11.49           $15.16
Total investment return at net asset
value(3) (%)                                 35.61(4)         31.94
Total adjusted investment return at net
asset value(3,5) (%)                         28.69(4)         29.69
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)   712           16,966
Ratio of expenses to average net assets (%)   1.50(6)          1.45
Ratio of adjusted expenses to average net
assets(7) (%)                                 9.00(6)          3.70
Ratio of net investment income (loss) to
average net assets (%)                        0.06(6)         (0.57)
Ratio of adjusted net investment income
(loss) to average net assets(7) (%)          (7.44)(6)        (2.82)
Portfolio turnover rate (%)                     63               52
Fee reduction per share ($)                   0.65(2)          0.31
Average brokerage commission rate(8) ($)       N/A           0.0140

Class B - period ended:                            8/96(1)
Per share operating performance
Net asset value, beginning of period               $11.95
Net investment income (loss)                        (0.11)(2)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions        3.25
Total from investment operations                     3.14
Net asset value, end of period                     $15.09
Total investment return at net asset value(3) (%)   26.28(4)
Total adjusted investment return at net asset
value(3,5) (%)                                      25.50(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)       22,246
Ratio of expenses to average net assets (%)          2.15(6)
Ratio of adjusted expenses to average net
assets(7) (%)                                        3.49(6)
Ratio of net investment income (loss) to
average net assets (%)                              (1.28)(6)
Ratio of adjusted net investment income
(loss) to average net assets(7) (%)                 (2.62)(6)
Portfolio turnover rate (%)                            52
Fee reduction per share ($)                          0.11
Average brokerage commission rate(8) ($)           0.0140

(1) Class A and Class B shares commenced operations September 29, 1994 and January 22, 1996, respectively.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

                                              GROWTH - GLOBAL MARKETPLACE FUND 7

Global Rx Fund

REGISTRANT NAME: JOHN HANCOCK WORLD FUND
                                 TICKER SYMBOL   CLASS A: JHGRX  CLASS B: JHRBX
-------------------------------------------------------------------------------

GOAL AND STRATEGY

[target] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in stocks of foreign and U.S. health care companies. The fund defines health care companies as those deriving at least half of their gross revenues, or committing at least half of their gross assets, to health care-related activities. Under normal circumstances, the fund invests at least 65% of assets in these companies, including small- and medium-sized companies. The fund expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S. Because the fund is non-diversified, it may invest more than 5% of assets in securities of a single issuer.

The fund has an independent advisory board composed of scientific and medical experts to provide advice and consultation on health care developments.

PORTFOLIO SECURITIES

[folder] The fund invests primarily in foreign and domestic common stocks, and may invest in warrants, preferred stocks and convertible debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[graph] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on a single sector (health care), and because this sector has historically been volatile, investors should expect above-average volatility.

Also, because the fund invests internationally, it carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31.

To the extent that the fund invests in smaller capitalization companies or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[person] Linda I. Miller, CFA, leader of the fund's portfolio management team since January 1996, is a vice president of the adviser. She joined John Hancock Funds in November 1995 and has been in the investment business with a focus on the health care industry since 1980.

-------------------------------------------------------------------------------
INVESTOR EXPENSES

[%] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

Shareholder transaction expenses           Class A     Class B
Maximum sales charge imposed on purchases
(as a percentage of offering price)        5.00%       none
Maximum sales charge imposed on
reinvested dividends                       none        none
Maximum deferred sales charge              none(1)     5.00%
Redemption fee(2)                          none        none
Exchange fee                               none        none

Annual fund operating expenses (as a % of average net assets)
Management fee                             0.80%       0.80%
12b-1 fee(3)                               0.30%       1.00%
Other expenses                             0.66%       0.66%
Total fund operating expenses              1.76%       2.46%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

Share class               Year 1  Year 3   Year 5   Year 10
Class A shares            $67     $103     $141     $247
Class B shares
  Assuming redemption
  at end of period        $75     $107     $151     $262
  Assuming no redemption  $25     $77      $131     $262

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

8 GROWTH - GLOBAL RX FUND

FINANCIAL HIGHLIGHTS

[$] The figures below have been audited
    by the fund's independent auditors,
    Price Waterhouse LLP.

Volatility, as indicated by Class
A year-by-year total investment return (%)
(scale varies from fund to fund)

[typeset representation of bar chart]

33.40(4)   0.30   23.39   30.89   18.39

[end bar chart]

Class A - period ended:                                  8/92(1)      8/93           8/94       8/95          8/96
Per share operating performance
Net asset value, beginning of period                     $10.00       $13.34         $13.38     $16.51        $21.61
Net investment income (loss)                              (0.03)       (0.23)         (0.32)     (0.36)(2)     (0.19)(2)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions                          3.37         0.27           3.45       5.46          4.15
Total from investment operations                           3.34         0.04           3.13       5.10          3.96
Less distributions:
  Distributions from net realized gain on investments
  sold and foreign currency transactions                     --           --             --         --         (0.14)
Net asset value, end of period                           $13.34       $13.38         $16.51     $21.61        $25.43
Total investment return at net asset value(3) (%)         33.40(4)      0.30          23.39      30.89         18.39
Total adjusted investment return at net asset
value(3,5) (%)                                            32.11(4)      0.04             --         --            --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)             14,702       15,647         18,643     24,394        42,405
Ratio of expenses to average net assets (%)                1.98(6)      2.50           2.55       2.56          1.80
Ratio of adjusted expenses to average net assets(7) (%)    3.39(6)      2.76             --         --            --
Ratio of net investment income (loss) to average net
assets (%)                                                (0.51)(6)    (1.67)         (2.01)     (1.99)        (0.75)
Ratio of adjusted net investment income (loss) to
average net assets(7) (%)                                 (1.92)(6)    (1.93)            --         --            --
Portfolio turnover rate (%)                                  48           93             52         38            68
Fee reduction per share  ($)                              0.085        0.035             --         --            --
Average brokerage commission rate(8) ($)                   N/A          N/A             N/A        N/A        0.0181

Class B - period ended:                           8/94(1)         8/95          8/96
Per share operating performance
Net asset value, beginning of period              $17.29          $16.46        $21.35
Net investment income (loss)                       (0.17)(2)       (0.55)(2)     (0.34)(2)
Net realized and unrealized gain (loss)
on investments and foreign currency transactions   (0.66)           5.44          4.07
Total from investment operations                   (0.83)           4.89          3.73
Less distributions:
  Distributions from net realized gain on
  investments sold and foreign currency
  transactions                                        --              --         (0.14)
Net asset value, end of period                    $16.46          $21.35        $24.94
Total investment return at net asset value(3) (%)  (4.80)(4)       29.71         17.53
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)       1,071           6,333        36,591
Ratio of expenses to average net assets (%)         3.34(6)         3.45          2.42
Ratio of net investment income (loss) to
average net assets (%)                             (2.65)(6)       (2.91)        (1.33)
Portfolio turnover rate (%)                           52              38            68
Average brokerage commission rate(8) ($)             N/A             N/A        0.0181

(1) Class A and Class B shares commenced operations on October 1, 1991 and March 7, 1994, respectively.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

                                                       GROWTH - GLOBAL RX FUND 9

Global Technology Fund

REGISTRANT NAME: JOHN HANCOCK SERIES TRUST

                                 TICKER SYMBOL   CLASS A: NTTFX  CLASS B: FGTBX
-------------------------------------------------------------------------------
GOAL AND STRATEGY

[target] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in stocks of foreign and U.S. companies that rely extensively on technology in their product development or operations. Under normal circumstances, the fund invests at least 65% of assets in these companies, and expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S. Income is a secondary goal.

PORTFOLIO SECURITIES

[folder] The fund invests primarily in foreign and domestic common stocks, and may invest in warrants, preferred stocks and convertible debt securities. The fund may invest up to 10% of assets in debt securities of any maturity. These may include securities rated as low as CC/Ca and their unrated equivalents. Bonds rated lower than BBB/Baa are considered junk bonds.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, including restricted securities, and may engage in other investment practices.

RISK FACTORS

[graph] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on a single sector (technology), and because this sector has historically been volatile, investors should expect above-average volatility.

Also, because the fund invests internationally, it carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets such as those of Latin America, Asia and Eastern Europe. To the extent that the fund invests in smaller capitalization companies or junk bonds, it further increases the chances for fluctuations in share price and total return. Please read "More about risk" carefully before investing.

MANAGEMENT/SUBADVISER

[person] Barry J. Gordon and Marc H. Klee lead the fund's management team, as they have since the fund's inception in 1983. They are principals of American Fund Advisors, Inc. (AFA), which was the fund's adviser until 1991. Since 1991, AFA has been the fund's subadviser.

-------------------------------------------------------------------------------
INVESTOR EXPENSES

[%] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

Shareholder transaction expenses           Class A     Class B
Maximum sales charge imposed on purchases
(as a percentage of offering price)        5.00%       none
Maximum sales charge imposed on
reinvested dividends                       none        none
Maximum deferred sales charge              none(1)     5.00%
Redemption fee(2)                          none        none
Exchange fee                               none        none

Annual fund operating expenses (as a % of average net assets)
Management fee(3)                          0.82%       0.82%
12b-1 fee(4)                               0.30%       1.00%
Other expenses                             0.55%       0.55%
Total fund operating expenses              1.67%       2.37%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

Share class               Year 1  Year 3   Year 5  Year 10
Class A shares            $66     $100     $136    $238
Class B shares
  Assuming redemption
  at end of period        $74     $104     $147    $253
  Assuming no redemption  $24     $74      $127    $253

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Includes a subadviser fee that will not exceed 0.40% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

10 GROWTH - GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

[$]The figures below have been audited
by the fund's independent auditors,
Price Waterhouse LLP.

Volatility, as indicated by Class A
year-by-year total investment return (%)
(scale varies from fund to fund)

[typeset representation of bar chart]

2.89   2.84   10.48   16.61   (18.46)   33.05   5.70   32.06   9.62   46.53
2.78(4)

[end bar chart]

Class A - period ended:                      12/86     12/87     12/88     12/89     12/90     12/91    12/92      12/93
Per share operating performance
Net asset value, beginning of period         $13.57    $13.80    $13.98    $15.31    $16.93    $12.44   $15.60     $14.94
Net investment income (loss)                   0.14      0.15      0.15      0.10     (0.04)     0.05    (0.15)     (0.21)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions  0.25      0.26      1.32      2.43     (3.09)     4.11     1.00       4.92
Total from investment operations               0.39      0.41      1.47      2.53     (3.13)     4.16     0.85       4.71
Less distributions:
  Dividends from net investment income        (0.16)    (0.23)    (0.14)    (0.13)       --     (0.04)      --         --
  Distributions from net realized gain on
  investments and foreign currency
  transactions                                   --        --        --     (0.78)    (1.36)    (0.96)   (1.51)     (2.20)
  Total distributions                         (0.16)    (0.23)    (0.14)    (0.91)    (1.36)    (1.00)   (1.51)     (2.20)
Net asset value, end of period               $13.80    $13.98    $15.31    $16.93    $12.44    $15.60   $14.94     $17.45
Total investment return at net
asset value(3) (%)                             2.89      2.84     10.48     16.61    (18.46)    33.05     5.70      32.06
Total adjusted investment return at net
asset value(3,5)                                 --        --        --        --        --        --     5.53         --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($) 56,927    44,224    38,594    40,341    28,864    31,580   32,094     41,749
Ratio of expenses to average net assets (%)    1.75      1.63      1.75      1.90      2.36      2.32     2.05       2.10
Ratio of adjusted expenses to average
net assets(7) (%)                                --        --        --        --        --        --     2.22         --
Ratio of net investment income (loss) to
average net assets (%)                         0.77      0.75      0.89      0.60     (0.28)     0.34    (0.88)     (1.49)
Ratio of adjusted net investment income
(loss) to average net assets(7) (%)              --        --        --        --        --        --     (1.05)       --
Portfolio turnover rate (%)                       6         9        12        30        38        67        76        86
Fee reduction per share  ($)                     --        --        --        --        --        --      0.03        --
Average brokerage commission rate(8) ($)        N/A       N/A       N/A       N/A       N/A       N/A       N/A        N/A

Class A - period ended:                           12/94          12/95          6/96(1)
Per share operating performance
Net asset value, beginning of period              $17.45         $17.84         $24.51
Net investment income (loss)                       (0.22)(2)      (0.22)(2)      (0.09)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions       1.87           8.53           0.77
Total from investment operations                    1.65           8.31           0.68
Less distributions:
  Dividends from net investment income                --             --             --
  Distributions from net realized gain on
  investments and foreign currency
  transactions                                     (1.26)         (1.64)            --
  Total distributions                              (1.26)         (1.64)            --
Net asset value, end of period                    $17.84         $24.51         $25.19
Total investment return at net
asset value(3) (%)                                  9.62          46.53           2.78(4)
Total adjusted investment return at net
asset value(3,5)                                      --          46.41           2.74(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)      52,193        155,001        161,681
Ratio of expenses to average net assets (%)         2.16           1.67           1.55(6)
Ratio of adjusted expenses to average
net assets(7) (%)                                     --           1.79           1.62(6)
Ratio of net investment income (loss) to
average net assets (%)                             (1.25)         (0.89)         (0.74)(6)
Ratio of adjusted net investment income
(loss) to average net assets(7) (%)                   --          (1.01)         (0.81)(6)
Portfolio turnover rate (%)                           67             70             34
Fee reduction per share  ($)                          --           0.02(2)        0.01
Average brokerage commission rate(8) ($)             N/A            N/A           0.07

Class B - period ended:                                 12/94(9)      12/95          6/96
Per share operating performance
Net asset value, beginning of period                    $17.24        $17.68         $24.08
Net investment income (loss)                             (0.35)(2)     (0.39)(2)      (0.16)
Net realized and unrealized gain (loss) on investments    2.05          8.43           0.75
Total from investment operations                          1.70          8.04           0.59
Less distributions:
Distributions from net realized gain on investments sold (1.26)        (1.64)            --
Net asset value, end of period                          $17.68        $24.08         $24.67
Total investment return at net asset value(3) (%)        10.02         45.42           2.45(4)
Total adjusted investment return at net asset value(3,5)    --         45.30           2.41(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)             9,324        35,754         47,564
Ratio of expenses to average net assets (%)               2.90(6)       2.41           2.25(6)
Ratio of adjusted expenses to average net assets(7) (%)     --          2.53           2.32(6)
Ratio of net investment income (loss) to average net
assets (%)                                               (1.98)(6)     (1.62)         (1.43)(6)
Ratio of adjusted net investment income (loss) to
average net assets(7) (%)                                   --         (1.74)         (1.50)(6)
Portfolio turnover rate (%)                                 67            70             34
Fee reduction per share  ($)                                --          0.03(2)        0.01
Average brokerage commission rate(8) ($)                   N/A           N/A           0.07

(1) Six months ended June 30, 1996. (Unaudited.)
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(9) Class B shares commenced operations on January 3, 1994.

                                              GROWTH - GLOBAL TECHNOLOGY FUND 11

International Fund

REGISTRANT NAME: FREEDOM INVESTMENT TRUST II
                                  TICKER SYMBOL  CLASS A: FINAX  CLASS B: FINBX
-------------------------------------------------------------------------------

GOAL AND STRATEGY

[target] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in stocks of foreign companies. Under normal circumstances, the fund invests at least 65% of assets in these companies. The fund maintains a diversified portfolio of company and government securities from around the world, and generally expects that at any one time it will invest in the securities markets of at least three non-U.S. countries.

The fund does not maintain a fixed allocation of assets, either with respect to securities type or to geography. The fund looks for companies of any size whose earnings show strong growth or that appear to be undervalued.

PORTFOLIO SECURITIES

[folder] Under normal circumstances, the fund invests primarily in common stocks and other equity securities, but may invest in almost any type of security, foreign or domestic, including preferred and convertible securities, warrants and investment-grade debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[graph] As with any growth fund, the value of your investment will fluctuate in response to stock market movements.

Because it invests internationally, the fund carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets such as those of Latin America, Asia and Eastern Europe.

To the extent that the fund invests in smaller capitalization companies or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

MANAGEMENT/SUBADVISER

[person] Miren Etcheverry, John L.F. Wills, and Gerardo J. Espinoza lead the portfolio management team. Ms. Etcheverry and Mr. Espinoza are senior vice presidents and joined John Hancock Funds in December 1996, having been in the investment business since 1978 and 1979, respectively. Mr. Wills is a senior vice president of the adviser and managing director of the subadviser, John Hancock Advisers International. He joined John Hancock Funds in 1987 and has been in the investment business since 1969.

-------------------------------------------------------------------------------
INVESTOR EXPENSES

[%] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

Shareholder transaction expenses                       Class A       Class B
Maximum sales charge imposed on
purchases (as a percentage of offering price)          5.00%         none
Maximum sales charge imposed on reinvested
dividends                                              none          none
Maximum deferred sales charge                          none(1)       5.00%
Redemption fee(2)                                      none          none
Exchange fee                                           none          none

Annual fund operating expenses (as a % of average net assets)
Management fee (after expense limitation)(3,4)         0.00%         0.00%
12b-1 fee(5)                                           0.30%         1.00%
Other expenses (after limitation)(3)                   1.42%         1.42%
Total fund operating expenses (after limitation)(3)    1.72%         2.42%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

Share class              Year 1   Year 3  Year 5  Year 10
Class A shares           $67      $101    $139    $243
Class B shares
  Assuming redemption
  at end of period       $75      $105    $149    $258
  Assuming no redemption $25      $75     $129    $258

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Reflects the adviser`s temporary agreement to limit expenses (except for 12b-1 and transfer agent expenses). Without this limitation, management fees would be 1.00% for each class, other expenses would be 3.58% for each class and total fund operating expenses would be 4.88% for Class A and 5.58% for Class B.
(4) Includes a subadviser fee equal to 0.70% of the fund's net assets.
(5) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

12 GROWTH - INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

[$]The figures below have been audited
   by the fund's independent auditors,
   Price Waterhouse LLP.

Volatility, as indicated by Class A
year-by-year total investment return (%)
(scale varies from fund to fund)

[typeset representation of bar chart]

1.77(5)   (4.96)   9.09(5)

[end bar chart]

Class A - period ended:                                               10/94(1)       10/95          4/96(2)
Per share operating performance
Net asset value, beginning of period                                  $8.50          $8.65          $8.14
Net investment income (loss)                                           0.07(3)        0.04           0.02(3)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                          0.08          (0.47)          0.72
Total from investment operations                                       0.15          (0.43)          0.74
Less distributions:
  Dividends from net investment income                                   --          (0.03)            --
  Distributions from net realized gain on investments
  sold and foreign currency transactions                                 --          (0.05)            --
  Total distributions                                                    --          (0.08)            --
Net asset value, end of period                                        $8.65          $8.14          $8.88
Total investment return at net asset value(4) (%)                      1.77(5)       (4.96)          9.09(5)
Total adjusted investment return at net asset value(4,6) (%)          (0.52)(5)      (8.12)          8.37(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          4,426          4,215          6,078
Ratio of expenses to average net assets (%)                            1.50(7)        1.64           1.69(7)
Ratio of adjusted expenses to average net assets(8) (%)                3.79(7)        4.80           3.12(7)
Ratio of net investment income (loss) to average net assets (%)        1.02(7)        0.56           0.40(7)
Ratio of adjusted net investment income (loss) to average
net assets(8) (%)                                                     (1.27)(7)      (2.60)         (1.03)(7)
Portfolio turnover rate (%)                                              50             69             34
Fee reduction per share  ($)                                           0.16(3)        0.25           0.07(3)
Average brokerage commission rate(9) ($)                                 N/A           N/A           0.00(10)

Class B - period ended:                                               10/94(1)       10/95          4/96(2)
Per share operating performance
Net asset value, beginning of period                                  $8.50          $8.61          $8.05
Net investment income (loss)                                           0.02(3)       (0.03)         (0.01)(3)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                          0.09          (0.48)          0.72
Total from investment operations                                       0.11          (0.51)          0.71
Less distributions:
  Distributions from net realized gain on investments
  sold and foreign currency transactions                                 --          (0.05)            --
Net asset value, end of period                                        $8.61          $8.05          $8.76
Total investment return at net asset value(4) (%)                      1.29(5)       (5.89)          8.82(5)
Total adjusted investment return at net asset value(4,6) (%)          (1.00)(5)      (9.05)          8.10(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          3,948          3,990          8,192
Ratio of expenses to average net assets (%)                            2.22(7)        2.52           2.39(7)
Ratio of adjusted expenses to average net assets(8) (%)                4.51(7)        5.68           3.82(7)
Ratio of net investment income (loss) to average net assets (%)        0.31(7)       (0.37)         (0.25)(7)
Ratio of adjusted net investment income (loss) to average
net assets(8) (%)                                                     (1.98)(7)      (3.53)         (1.68)(7)
Portfolio turnover rate (%)                                              50             69             34
Fee reduction per share  ($)                                           0.16(3)        0.25           0.07(3)
Average brokerage commission rate(9) ($)                                N/A           N/A            0.00(10)

 (1) Class A and Class B shares commenced operations on January 3, 1994.
 (2) Six months ended April 30, 1996. (Unaudited.)
 (3) Based on the average of the shares outstanding at the end of each month.
 (4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
 (5) Not annualized.
 (6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
 (7) Annualized.
 (8) Unreimbursed, without fee reduction.
 (9) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(10) Less than one cent per share.

                                                  GROWTH - INTERNATIONAL FUND 13

Pacific Basin Equities Fund

REGISTRANT NAME: JOHN HANCOCK WORLD FUND
                                  TICKER SYMBOL  CLASS A: JHWPX  CLASS B: FPBBX
-------------------------------------------------------------------------------
GOAL AND STRATEGY

[target] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in a diversified portfolio of stocks of Pacific Basin companies. The Pacific Basin includes countries bordering the Pacific Ocean. Under normal circumstances, the fund invests at least 65% of assets in these companies, with the balance invested in equities of companies not in the Pacific Basin countries and in investment-grade debt securities of U.S., Japanese, Australian and New Zealand issuers.

The fund does not maintain a fixed allocation of assets. The fund may at times invest less than 65% of assets in Pacific Basin equities.

PORTFOLIO SECURITIES

[folder] Under normal circumstances, the fund invests primarily in common stocks and other equity securities, but may invest in virtually any type of security, foreign or domestic, including preferred and convertible securities, warrants and investment-grade debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[graph] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on one region, investors should expect above-average volatility.

Also, because the fund invests internationally, it carries additional risks, including currency, information, natural event and political risks.

These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets, a category that includes many Pacific Basin countries.

To the extent that the fund utilizes higher-risk securities practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

MANAGEMENT/SUBADVISERS

[person] The fund's management is carried out jointly by the adviser's international equities portfolio management team and two subadvisers, Indosuez Asia Advisers Limited and John Hancock Advisers International. Indosuez is majority owned by Caisse Nationale de Credit Agricole, a French banking institution.

-------------------------------------------------------------------------------
INVESTOR EXPENSES

[%] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

Shareholder transaction expenses                       Class A   Class B
Maximum sales charge imposed on purchases
(as a percentage of offering price)                    5.00%     none
Maximum sales charge imposed on reinvested dividends   none      none
Maximum deferred sales charge                          none(1)   5.00%
Redemption fee(2)                                      none      none
Exchange fee                                           none      none

Annual fund operating expenses (as a % of average net assets)
Management fee(3)                                      0.80%     0.80%
12b-1 fee(4)                                           0.30%     1.00%
Other expenses                                         0.86%     0.86%
Total fund operating expenses                          1.96%     2.66%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

Share class              Year 1   Year 3   Year 5  Year 10
Class A shares           $69      $108     $150    $267
Class B shares
  Assuming redemption
  at end of period       $77      $113     $161    $282
  Assuming no redemption $27      $83      $141    $282

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Includes a subadviser fee equal to 0.35% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

14 GROWTH - PACIFIC BASIN EQUITIES FUND

FINANCIAL HIGHLIGHTS

[$] The figures below have been audited
    by the fund's independent auditors,
    Price Waterhouse LLP.

Volatility, as indicated by Class A
year-by-year total investment return (%)
(scale varies from fund to fund)

[typeset representation of bar chart]

(3.61)(5)   18.06   (0.44)   (2.15)   (1.99)   49.61   22.82   (7.65)   4.47

[end bar chart]

Class A - period ended:                     8/88(1)   8/89    8/90     8/91     8/92      8/93     8/94       8/95        8/96
Per share operating performance
Net asset value, beginning of period        $10.00    $9.61   $11.10   $10.34   $9.05     $8.87    $13.27     $15.88      $14.11
Net investment income (loss)                  0.01    (0.02)   (0.04)   (0.01)  (0.07)(2) (0.11)(2) (0.10)(2)   0.02(2,3)  (0.02)(2)
Net realized and unrealized gain (loss)
on investments and foreign currency
transactions                                 (0.37)    1.75     0.11    (0.33)  (0.11)     4.51      3.12      (1.24)       0.65
Total from investment operations             (0.36)    1.73     0.07    (0.34)  (0.18)     4.40      3.02      (1.22)       0.63
Less distributions:
  Dividends from net investment income       (0.03)   (0.01)      --       --      --        --        --         --         --
  Distributions from net realized gain on
  investments sold and foreign currency
  transactions                                  --    (0.23)   (0.83)   (0.95)     --        --     (0.41)     (0.55)        --
  Total distributions                        (0.03)   (0.24)   (0.83)   (0.95)     --        --     (0.41)     (0.55)        --
Net asset value, end of period               $9.61   $11.10   $10.34    $9.05   $8.87    $13.27    $15.88     $14.11     $14.74
Total investment return at net asset
value(4) (%)                                 (3.61)(5)18.06    (0.44)   (2.15)  (1.99)    49.61     22.82      (7.65)      4.47
Total adjusted investment return at net
asset value(4,6) (%)                         (8.05)(5)15.12    (2.86)   (5.19)  (5.57)    48.31        --         --         --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($) 4,771    5,116    4,578    4,065   3,222    14,568    50,261     37,417     41,951
Ratio of expenses to average net assets (%)   1.75(7)  1.75     2.45     2.75    2.73      2.94      2.43       2.05       1.97
Ratio of adjusted expenses to average net
assets(8) (%)                                 6.19(7)  4.69     4.89     5.79    6.31      4.24        --         --         --
Ratio of net investment income (loss) to
average net assets (%)                        0.04(7) (0.15)   (0.28)   (0.06)  (0.82)    (0.98)    (0.66)      0.13(3)   (0.15)
Ratio of adjusted net investment income
(loss) to average net assets(8) (%)          (4.40)(7)(3.09)   (2.70)   (3.10)  (4.40)    (2.28)       --         --         --
Portfolio turnover rate (%)                    148      227      154      151     179       171        68         48         73
Fee reduction per share  ($)                  1.15     0.39     0.31     0.24    0.31(2)   0.14(2)     --         --         --
Average brokerage commission rate(9) ($)       N/A      N/A      N/A      N/A     N/A       N/A       N/A        N/A     0.0183

Class B - period ended:                                               8/94(1)        8/95           8/96
Per share operating performance
Net asset value, beginning of period                                  $15.11         $15.84         $13.96
Net investment income (loss)                                           (0.09)(2)      (0.09)(2)      (0.13)(2)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                           0.82          (1.24)          0.66
Total from investment operations                                        0.73          (1.33)          0.53
Less distributions:
  Distributions from net realized gain on investments sold
  and foreign currency transactions                                       --          (0.55)            --
Net asset value, end of period                                        $15.84         $13.96         $14.49
Total investment return at net asset value(4) (%)                      (4.83)(5)      (8.38)          3.80
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                           9,480         14,368         32,342
Ratio of expenses to average net assets (%)                             3.00(7)        2.77           2.64
Ratio of net investment income (loss) to average net assets (%)        (1.40)(7)      (0.66)         (0.86)
Portfolio turnover rate (%)                                               68             48             73
Average brokerage commission rate(9) ($)                                 N/A            N/A         0.0183

(1) Class A and Class B shares commenced operations on September 8, 1987 and March 7, 1994, respectively.
(2) Based on the average of the shares outstanding at the end of each month.
(3) May not accord to amounts shown elsewhere in the financial statements due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.
(9) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

                                         GROWTH - PACIFIC BASIN EQUITIES FUND 15

Short-Term Strategic Income Fund

REGISTRANT NAME: FREEDOM INVESTMENT TRUST II
                                  TICKER SYMBOL  CLASS A: JHSAX  CLASS B: FRSWX
-------------------------------------------------------------------------------

GOAL AND STRATEGY

[target] The fund seeks a high level of current income. To pursue this goal, the fund invests primarily in debt securities issued or guaranteed by:

[bullet] foreign governments and companies including those in emerging markets

[bullet] the U.S. Government, its agencies or instrumentalities

[bullet] U.S. companies

Under normal circumstances, the fund invests assets in all three of these sectors, but may invest up to 100% in any one sector. The fund maintains an average portfolio maturity of three years or less.

PORTFOLIO SECURITIES

[folder] The fund may invest in all types of debt securities. The fund's U.S. Government securities may include mortgage-backed securities. The fund may invest up to 67% of assets in securities rated as low as B and their unrated equivalents. Bonds rated lower than BBB/Baa are considered junk bonds. However, the fund maintains an average portfolio quality rating of A, which is an investment-grade rating.

Because the fund is non-diversified, it may invest more than 5% of assets in securities of a single issuer, but no more than 25% of assets in the securities of any one foreign government. The fund also may invest in certain other investments, including derivatives, and may engage in other investment practices.

RISK FACTORS

[graph] The value of your investment in the fund will fluctuate with changes in currency exchange rates as well as interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities.

International investing, particularly in emerging markets, carries additional risks, including currency information, natural event and political risks. Junk bonds may carry above-average credit and market risks and mortgage-backed securities may carry extension and prepayment risks. These risks are defined in "More about risk" starting on page 31.

To the extent that the fund utilizes higher-risk securities practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[person] Anthony A. Goodchild, Lawrence J. Daly and Janet L. Clay lead the portfolio management team. Messrs. Goodchild and Daly are senior vice presidents and joined John Hancock Funds in July 1994, having been in the investment business since 1968 and 1972, respectively. Ms. Clay, a second vice president, joined John Hancock Funds in August 1995 and has been in the investment business since 1990.

-------------------------------------------------------------------------------
INVESTOR EXPENSES

[%] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

Shareholder transaction expenses                  Class A        Class B
Maximum sales charge imposed on purchases
(as a percentage of offering price)               3.00%          none
Maximum sales charge imposed on
reinvested dividends                              none           none
Maximum deferred sales charge                     none(1)        3.00%
Redemption fee(2)                                 none           none
Exchange fee                                      none           none

Annual fund operating expenses (as a % of average net assets)
Management fee                                    0.65%          0.65%
12b-1 fee(3)                                      0.30%          1.00%
Other expenses                                    0.42%          0.42%
Total fund operating expenses                     1.37%          2.07%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

Share class                   Year 1   Year 3   Year 5  Year 10
Class A shares                $44      $72      $103    $190
Class B shares
  Assuming redemption
  at end of period            $51      $85      $111    $198
  Assuming no redemption      $21      $65      $111    $198

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

16 INCOME - SHORT-TERM STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

[$]The figures below have been audited
   by the fund's independent auditors,
   Price Waterhouse LLP.

Volatility, as indicated by Class B
year-by-year total investment return (%)
(scale varies from fund to fund)

[typeset representation of bar chart]

8.85(5)   0.64   5.98   1.93   7.97   3.77(6)

[end bar chart]

Class A - period ended:                                            10/92(1)     10/93     10/94     10/95     4/96(2)
Per share operating performance
Net asset value, beginning of period                               $9.86        $9.32     $9.12     $8.47     $8.41
Net investment income (loss)                                        0.65         0.83(3)   0.76(3)   0.77(3)   0.33(3)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                      (0.55)       (0.20)    (0.53)    (0.06)     0.01
Total from investment operations                                    0.10         0.63      0.23      0.71      0.34
Less distributions:
  Dividends from net investment income                             (0.64)       (0.83)    (0.62)    (0.61)    (0.34)
  Distributions in excess of net investment income                    --           --     (0.04)       --        --
  Distributions in excess of net realized gain on investments sold    --           --     (0.12)       --        --
  Distributions from capital paid-in                                  --           --     (0.10)    (0.16)       --
  Total distributions                                              (0.64)       (0.83)    (0.88)    (0.77)    (0.34)
Net asset value, end of period                                     $9.32        $9.12     $8.47     $8.41     $8.41
Total investment return at net asset value(4) (%)                   1.16(5)      6.78      2.64      8.75      4.10(6)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      20,468       11,130    13,091    16,997    34,290
Ratio of expenses to average net assets (%)                         1.37(5)      1.21      1.26      1.33      1.40(5)
Ratio of net investment income (loss) to average net assets (%)     8.09(5)      8.59      8.71      9.13      8.05(5)
Portfolio turnover rate (%)                                           86          306       150       147        39

Class B - period ended:                                          10/91(1)       10/92     10/93     10/94     10/95     4/96(2)
Per share operating performance
Net asset value, beginning of period                             $10.00         $10.01    $9.31     $9.11     $8.46     $8.40
Net investment income (loss)                                       0.76           0.87     0.75(3)   0.70(3)   0.70(3)   0.31(3)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                      0.01          (0.80)   (0.20)    (0.53)    (0.06)     0.00
Total from investment operations                                   0.77           0.07     0.55      0.17      0.64      0.31
Less distributions:
  Dividends from net investment income                            (0.76)         (0.77)   (0.75)    (0.56)    (0.56)    (0.31)
  Distributions in excess of net investment income                   --             --       --     (0.04)       --        --
  Distributions in excess of net realized gain on investments sold   --             --       --     (0.12)       --        --
  Distributions from capital paid-in                                 --             --       --     (0.10)    (0.14)       --
Total distributions                                               (0.76)         (0.77)   (0.75)    (0.82)    (0.70)    (0.31)
Net asset value, end of period                                   $10.01          $9.31    $9.11     $8.46     $8.40     $8.40
Total investment return at net asset value(4) (%)                  8.85(5)        0.64     5.98     1.93       7.97      3.77(6)
Total adjusted investment return at net asset value(4,7) (%)       8.81(5)          --       --       --         --        --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                    218,562        236,059  142,873   98,390     84,601    64,684
Ratio of expenses to average net assets (%)                        1.89(5)        2.07     2.01     1.99       2.07      2.06(5)
Ratio of adjusted expenses to average net assets(8) (%)            1.93(5)          --       --       --         --        --
Ratio of net investment income (loss) to average net assets (%)    8.72(5)        8.69     7.81     8.00       8.40       7.44(5)
Ratio of adjusted net investment income (loss) to average net
assets(8) (%)                                                      8.68(5)          --       --       --         --         --
Portfolio turnover rate (%)                                          22             86      306      150        147        39
Fee reduction per share ($)                                      0.0039             --       --       --         --        --

(1) Class A and Class B shares commenced operations on January 3, 1992 and December 28, 1990, respectively.
(2) Six months ended April 30, 1996. (Unaudited.)
(3) Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Annualized.
(6) Not annualized.
(7) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(8) Unreimbursed, without fee reduction.

                                    INCOME - SHORT-TERM STRATEGIC INCOME FUND 17

World Bond Fund

REGISTRANT NAME: FREEDOM INVESTMENT TRUST II
                                  TICKER SYMBOL  CLASS A: FGLAX  CLASS B: FGLIX
-------------------------------------------------------------------------------

GOAL AND STRATEGY

[target] The fund seeks a high total investment return -- a combination of current income and capital appreciation. To pursue this goal, the fund invests at least 65% of assets in debt securities issued or guaranteed by:

[bullet] foreign governments and companies including those in emerging markets

[bullet] multinational organizations such as the World Bank

[bullet] the U.S. Government, its agencies or instrumentalities

Under normal circumstances, the fund expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S. The fund does not maintain a fixed allocation of assets.

PORTFOLIO SECURITIES

[folder] The fund may invest in all types of debt securities of any maturity, including preferred and convertible securities. Less than 35% of assets may be invested in junk bonds rated as low as CCC/Caa, or equivalent. Because the fund is non-diversified, it may invest more than 5% of assets in securities of a single issuer, but no more than 25% of assets in the securities of any one foreign government.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain other investments, including derivatives, and may engage in other investment practices.

RISK FACTORS

[graph] As with most bond funds, the value of your investment in the fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities.

International investing, particularly in emerging markets, carries additional risks, including currency, information, natural event and political risks. Junk bonds may carry above-average credit and market risks and mortgage-backed securities may carry extension and prepayment risks. These risks are defined in "More about risk" starting on page 31.

To the extent that the fund utilizes higher-risk securities practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[person] Anthony A. Goodchild, Lawrence J. Daly and Janet L. Clay lead the portfolio management team. Messrs. Goodchild and Daly are senior vice presidents and joined John Hancock Funds in July 1994, having been in the investment business since 1968 and 1972, respectively. Ms. Clay, a second vice president, joined John Hancock Funds in August 1995 and has been in the investment business since 1990.

-------------------------------------------------------------------------------
INVESTOR EXPENSES

[%] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

Shareholder transaction expenses                  Class A        Class B
Maximum sales charge imposed on purchases
(as a percentage of offering price)               4.50%          none
Maximum sales charge imposed on reinvested
dividends                                         none           none
Maximum deferred sales charge                     none(1)        5.00%
Redemption fee(2)                                 none           none
Exchange fee                                      none           none

Annual fund operating expenses (as a % of average net assets)
Management fee                                    0.75%          0.75%
12b-1 fee(3)                                      0.30%          1.00%
Other expenses                                    0.43%          0.43%
Total fund operating expenses                     1.48%          2.18%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

Share class                   Year 1   Year 3   Year 5   Year 10
Class A shares                $59      $90      $122     $214
Class B shares
  Assuming redemption
  at end of period            $72      $98      $137     $234
  Assuming no redemption      $22      $68      $117     $234

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

18 INCOME - WORLD BOND FUND

FINANCIAL HIGHLIGHTS

[$} The figures below have been audited
    by the fund's independent auditors,
    Price Waterhouse LLP.

Volatility, as indicated by Class B
year-by-year total investment return (%)
(scale varies from fund to fund)

[typeset representation of bar chart]

65.96(5)   1.59(5)  20.09   5.47   11.84   10.44   1.72   6.77   (1.88)

11.51   0.30(6)

[end bar chart]

Class A - period ended:                                10/92(1)       10/93     10/94     10/95     4/96(2)
Per share operating performance
Net asset value, beginning of period                   $10.57         $9.76     $9.62     $8.85     $9.30
Net investment income (loss)                             0.64          0.76      0.64(3)   0.57(3)   0.25(3)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions           (0.74)        (0.10)    (0.78)     0.48     (0.19)
Total from investment operations                        (0.10)         0.66     (0.14)     1.05      0.06
Less distributions:
  Dividends from net investment income                  (0.71)        (0.38)    (0.11)    (0.59)    (0.25)
  Distributions in excess of net investment income         --         (0.04)       --        --        --
  Distributions from capital paid-in                       --         (0.38)    (0.52)    (0.01)       --
  Total distributions                                   (0.71)        (0.80)    (0.63)    (0.60)    (0.25)
Net asset value, end of period                          $9.76         $9.62     $8.85     $9.30     $9.11
Total investment return at net asset value(4) (%)       (0.88)(5)      7.14     (1.30)    12.25      0.63(6)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)           12,880        12,882     8,949    35,334    31,336
Ratio of expenses to average net assets (%)              1.41(5)       1.46      1.59      1.48      1.56(5)
Ratio of net investment income (loss) to average
net assets (%)                                           7.64(5)       7.89      7.00      6.43      5.38(5)
Portfolio turnover rate (%)                               476           363       174       263       141

Class B - period ended:                5/87(7)  10/87(8) 10/88   10/89    10/90   10/91   10/92    10/93   10/94   10/95    4/96(2)
Per share operating performance
Net asset value, beginning of period   $9.60    $10.79   $10.32  $10.98   $10.21  $10.38  $10.44   $9.74   $9.62   $8.85    $9.30
Net investment income (loss)            0.31      0.25     0.67    0.83     0.85    0.90    0.78    0.72    0.59(3) 0.55(3)  0.22(3)
Net realized and unrealized gain (loss)
on investments and foreign currency
transactions                            1.29     (0.18)    1.31   (0.27)    0.28    0.13   (0.59)  (0.09)  (0.78)   0.44    (0.19)
Total from investment operations        1.60      0.07     1.98    0.56     1.13    1.03    0.19    0.63   (0.19)   0.99     0.03
Less distributions:
  Dividends from net investment income (0.26)    (0.28)   (0.68)  (0.84)   (0.85)  (0.73)  (0.89)  (0.33)  (0.06)  (0.53)   (0.22)
  Distributions from net realized gain
  on investments                       (0.15)    (0.26)   (0.64)  (0.49)      --   (0.24)     --      --      --      --       --
  Distributions in excess of net
  investment income                       --        --       --      --       --      --      --   (0.04)     --      --       --
  Distributions from capital paid-in      --        --       --      --    (0.11)     --      --   (0.38)  (0.52)  (0.01)      --
  Total distributions                  (0.41)    (0.54)   (1.32)  (1.33)   (0.96)  (0.97)  (0.89)  (0.75)  (0.58)  (0.54)   (0.22)
Net asset value, end of period        $10.79    $10.32   $10.98  $10.21   $10.38  $10.44   $9.74   $9.62   $8.85   $9.30    $9.11
Total investment return at net asset
value(4) (%)                           65.96(5)   1.59(5) 20.09    5.47    11.84   10.44    1.72    6.77   (1.88)  11.51     0.30(6)
Ratios and supplemental data
Net assets, end of period (000s
omitted) ($)                          18,253    58,658  174,833 255,214  186,524 192,687 199,102 197,166 114,656  65,600   53,963
Ratio of expenses to average net
assets (%)                              2.41(5)   2.19(5)  1.74    1.75     1.82    1.90    1.91    1.91    2.17    2.16     2.22(5)
Ratio of net investment income (loss)
to average net assets (%)               8.69(5)   6.32(5)  6.04    8.07     8.67    8.74    7.59    7.45    6.41    6.03     4.72(5)
Portfolio turnover rate (%)              140(5)    152(5)   364     333      186     159     476     363     174     263      141

(1) Class A shares commenced operations on January 3, 1992.
(2) Six months ended April 30, 1996. (Unaudited.)
(3) Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Annualized.
(6) Not annualized.
(7) For the period December 17, 1986 (commencement of operations) to May 31,
    1987.
(8) For the period June 1, 1987 to October 31, 1987.

                                                     INCOME - WORLD BOND FUND 19

Your account

-------------------------------------------------------------------------------
Choosing A Share Class

All John Hancock international/global funds offer two classes of shares, Class A and Class B. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide.

Class A                                 Class B
[bullet] Front-end sales charges, as    [bullet] No front-end sales charge;
         described below. There are              all your money goes to
         several ways to reduce                  work for you right away.
         these charges, also
         described below.               [bullet] Higher annual expenses
                                                 than Class A shares.
[bullet} Lower annual expenses
         than Class B shares.           [bullet] A deferred sales charge, as
                                                 described below.

                                        [bullet} Automatic conversion to
                                                 Class A shares after eight
                                                 years (five years for Short-
                                                 Term Strategic Income
                                                 Fund), thus reducing future
                                                 annual expenses.

For actual past expenses of Class A and B shares, see the fund-by-fund information earlier in this prospectus.

------------------------------------------------------------------------------
How Sales Charges Are Calculated

Class A Sales charges are as follows:

Class A sales charges - Short-Term Strategic Income
                           As a % of         As a % of your
Your investment            offering price    investment
Up to $99,999              3.00%             3.09%
$100,000 - $499,999        2.50%             2.56%
$500,000 - $999,999        2.00%             2.04%
$1,000,000 and over        See below

Class A sales charges - World Bond
                           As a % of         As a % of your
Your investment            offering price    investment
Up to $99,999              4.50%             4.71%
$100,000 - $249,999        3.75%             3.90%
$250,000 - $499,999        2.75%             2.83%
$500,000 - $999,999        2.00%             2.04%
$1,000,000 and over        See below

Class A sales charges - growth funds
                           As a % of         As a % of your
Your investment            offering price    investment
Up to $49,999              5.00%             5.26%
$50,000 - $99,999          4.50%             4.71%
$100,000 - $249,999        3.50%             3.63%
$250,000 - $499,999        2.50%             2.56%
$500,000 - $999,999        2.00%             2.04%
$1,000,000 and over        See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

CDSC on $1 million+ investments (all funds)
Your investment                    CDSC on shares being sold
First $1M - $4,999,999             1.00%
Next $1 - $5M above that           0.50%
Next $1 or more above that         0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

20 YOUR ACCOUNT

Class B Shares are offered at their net asset value per share, without any initial sales charge. However, there is a contingent deferred sales charge
(CDSC) on shares you sell within a certain time after you bought them, as described in the table below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the
CDSC:

Class B deferred charges

Years after    CDSC on Short-Term       CDSC on all
purchase       Strategic Income         other fund shares
               shares being sold        being sold
1st year       3.00%                    5.00%
2nd year       2.00%                    4.00%
3rd year       2.00%                    3.00%
4th year       1.00%                    3.00%
5th year       None                     2.00%
6th year       None                     1.00%
After 6 years  None                     None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

[bullet] Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.

[bullet] Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

[bullet] Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services to add these options (see the back cover of this prospectus).

Group Investment Program Allows established groups of four or more investors to invest as a group. Each investor has an individual account, but for sales charge purposes the group's investments are lumped together, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial aggregate investments must be at least $250) and you may terminate the program at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify.

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for either share class will generally be waived in the following cases:

[bullet] to make payments through certain systematic withdrawal plans

[bullet] to make certain distributions from a retirement plan

[bullet] because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may invest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

                                                                 YOUR ACCOUNT 21

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

[bullet] government entities that are prohibited from paying mutual fund sales charges

[bullet] financial institutions or common trust funds investing $1 million or more for non-discretionary accounts

[bullet] selling brokers and their employees and sales representatives

[bullet] financial representatives utilizing fund shares in fee-based investment products under agreement with John Hancock Funds

[bullet] fund trustees and other individuals who are affiliated with these or other John Hancock funds

[bullet] individuals transferring assets to a John Hancock growth fund from an employee benefit plan that has John Hancock funds

[bullet] members of an approved affinity group financial services program

[bullet] certain insurance company contract holders (one-year CDSC usually applies)

[bullet] participants in certain retirement plans with at least 100 members
         (one-year CDSC applies)

[bullet] clients of AFA, when their funds are transferred directly to Global
         Technology Fund from accounts managed by AFA

[bullet] certain former shareholders of John Hancock National Aviation &
         Technology Fund and Nova Fund (applies to Global Technology Fund only).

To utilize: if you think you may be eligible for a sales charge waiver, contact your financial representative or Signature Services, or consult the SAI.

-------------------------------------------------------------------------------
OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

  [bullet] non-retirement account: $1,000

  [bullet] retirement account: $250

  [bullet] group investments: $250

  [bullet] Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You can initiate any purchase, exchange or sale of shares through your financial representative.

22 YOUR ACCOUNT

Buying shares

         Opening an account

By check

[check] [bullet] Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."
        [bullet] Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

        Adding to an account

        [bullet] Make out a check for the investment amount payable to "John
                 Hancock Signature Services, Inc."

        [bullet] Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

        [bullet] Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange

          Opening an account

[arrows] [bullet] Call your financial representative or Signature Services to request an exchange.

          Adding to an account

         [bullet] Call Signature Services to request an exchange.

By wire

          Opening an account

[bolt] [bullet] Deliver your completed application to your financial representative, or mail it to Signature Services.

       [bullet] Obtain your account number by calling your financial representative or Signature Services.

       [bullet] Instruct your bank to wire the amount of your investment to:
                First Signature Bank & Trust
                Account # 900000260
                Routing # 211475000
                Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

          Adding to an account

       [bullet] Instruct your bank to wire the amount of your investment to:
                First Signature Bank & Trust
                Account # 900000260
                Routing # 211475000
                Specify the fund name, your share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone

          Opening an account

[phone] See "By wire" and "By exchange."

          Adding to an account

        [bullet] Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

        [bullet] Complete the "Invest-By-Phone" and "Bank Information" sections on your account application.

        [bullet] Call Signature Services to verify that these features are in place on your account.

        [bullet] Tell the Signature Services representative the fund name, your share class, your account number, the name(s) in which the account is registered and the amount of your investment.

Address
John Hancock Signature Services, Inc.
P.O. Box 9116  Boston, MA  02205-9116

Phone number
1-800-225-5291

Or contact your financial representative for instructions and assistance.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."

                                                                 YOUR ACCOUNT 23

Selling shares

               Designed for

By letter

[envelope] [bullet] Accounts of any type.

           [bullet] Sales of any amount.

          To sell some or all of your shares
          [bullet] Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

          [bullet] Include all signatures and any additional documents that may be required (see next page).

          [bullet] Mail the materials to Signature Services.

          [bullet] A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By phone

          Designed for

[telephone] [bullet] Most accounts.

            [bullet] Sales of up to $100,000.

          To sell some or all of your shares

[bullet] For automated service 24 hours a day using your touch-tone phone, call the EASI-Line at 1-800-338-8080.

[bullet] To place your order with a representative at John Hancock Funds, call
         Signature Services between 8 a.m. and 4 p.m. Eastern Time on most business days.

By wire or electronic funds transfer (EFT)

          Designed for

[bolt] [bullet] Requests by letter to sell any amount (accounts of any type).

       [bullet] Requests by phone to sell up to $100,000 (accounts with telephone redemption privileges).

          To sell some or all of your shares

[bullet] Fill out the "Telephone Redemption" section of your new account application.

[bullet] To verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account, call Signature Services.

[bullet] Amounts of $1,000 or more will be wired on the next business day. A
         $4 fee will be deducted from your account.

[bullet] Amounts of less than $1,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange

          Designed for

[arrows] [bullet] Accounts of any type.

         [bullet] Sales of any amount.

          To sell some or all of your shares

[bullet] Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Signature Services.

[bullet] Call Signature Services to request an exchange.

By check

[check] [bullet] Short-Term Strategic Income Fund only.

        [bullet] Any account with checkwriting privileges.

        [bullet] Sales of over $100.

To sell some or all of your shares

[bullet] Request checkwriting on your account application.

[bullet] Verify that the shares to be sold were purchased more than 10 days earlier or were purchased by wire.

[bullet] Write a check for any amount over $100.

To sell shares through a systematic withdrawal plan, see "Additional investor services."

Address
John Hancock Signature Services, Inc.
P.O. Box 9116  Boston, MA  02205-9116

Phone number
1-800-225-5291

Or contact your financial representative for instructions and assistance.

24 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

[bullet] your address of record has changed within the past 30 days

[bullet] you are selling more than $100,000 worth of shares

[bullet] you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

[bullet] a broker or securities dealer

[bullet] a federal savings, cooperative or other type of bank

[bullet] a savings and loan or other thrift institution

[bullet] a credit union

[bullet] a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

Seller                                                 Requirements for written requests       [envelope]
Owners of individual, joint, sole proprietorship,      [bullet] Letter of instruction.
UGMA/UTMA (custodial accounts for minors) or
general partner accounts.                              [bullet] On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

                                                       [bullet] Signature guarantee if applicable (see above).

Owners of corporate or association accounts.           [bullet] Letter of instruction.

                                                       [bullet] Corporate resolution, certified within the past 90 days.

                                                       [bullet] On the letter and the resolution, the signature of the person(s)
                                                                authorized to sign for the account.

                                                       [bullet] Signature guarantee if applicable (see above).

Owners or trustees of trust accounts.                  [bullet] Letter of instruction.

                                                       [bullet] On the letter, the signature(s) of the trustee(s).

                                                       [bullet] If the names of all trustees are not registered on the account, please also provide a copy of the trust document certified within the past 60 days.

                                                       [bullet] Signature guarantee if applicable (see above).

Joint tenancy shareholders whose co-tenants are        [bullet] Letter of instruction signed by surviving tenant.
deceased.
                                                       [bullet] Copy of death certificate.

                                                       [bullet] Signature guarantee if applicable (see above).

Executors of shareholder estates.                      [bullet] Letter of instruction signed by executor.

                                                       [bullet] Copy of order appointing executor.

                                                       [bullet] Signature guarantee if applicable (see above).

Administrators, conservators, guardians and other      [bullet] Call 1-800-225-5291 for instructions.
sellers or account types not listed above.

                                                                 YOUR ACCOUNT 25

------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, Signature Services is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to that of the new fund if the new fund's rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may change or cancel its exchange privilege at any time, upon 60 days' notice to its shareholders. A fund may also refuse any exchange order.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten calendar days after the purchase.

Foreign currencies Purchases must be made in U.S. dollars. Purchases in foreign currencies must be converted, which may result in a fee and delayed execution.

Eligibility by state You may only invest in, or exchange into, fund shares legally available in your state.

-----------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

[bullet] after every transaction (except a dividend reinvestment) that affects your account balance

[bullet] after any changes of name or address of the registered owner(s)

[bullet] in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

26 YOUR ACCOUNT

Dividends The income funds generally declare income dividends daily and pay them monthly. These income dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold. The growth funds pay income dividends, if any, annually. All funds distribute capital gains, if any, annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

Taxability of dividends As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive from the growth funds.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

[bullet] Complete the appropriate parts of your account application.

[bullet] If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payment or periodic withdrawals from your account. To establish:

[bullet] Make sure you have at least $5,000 worth of shares in your account.

[bullet] Make sure you are not planning to invest more money in this account
         (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

[bullet] Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

[bullet] Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

[bullet] Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of qualified retirement plans, including IRAs, SEPs, 401(k) plans, 403(b) plans (including TSAs) and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

                                                                 YOUR ACCOUNT 27

Fund details

------------------------------------------------------------------------------
BUSINESS STRUCTURE

How the funds are organized Each John Hancock international/global fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock international/global funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

[graphic]

28 FUND DETAILS

Accounting compensation The funds compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets.

Portfolio trades In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

Investment goals Except for Global Rx Fund, International Fund and World Bond Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.

Diversification Except for Global Rx Fund, Short-Term Strategic Income Fund and World Bond Fund, all of the international/global funds are diversified.

------------------------------------------------------------------------------
SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation authorizing annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B shares, interest expenses.

Class B unreimbursed distribution expenses(1)
                              Unreimbursed         As a % of
Fund                          expenses             net assets
Global                        $   750,008          2.74%
Global Marketplace            $   149,374          0.55%
Global Rx                     $   126,074          5.60%
Global Technology             $   987,619          4.34%
International                 $   358,785          9.76%
Pacific Basin Equities        $   938,714          3.59%
Short-Term Strategic Income   $ 2,610,556          2.93%
World Bond                    $ 4,753,035          5.13%

(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.

Initial compensation Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.

Annual compensation Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.

                                                                 FUND DETAILS 29

Class A investments

                                                   Maximum                       Maximum
                               Sales charge        reallowance     First year    total
                               paid by             or commission   service fee   compensation(1)
                               investors (% of     (% of offering  (% of net     (% of offering
                               offering price)     price)          investment)   price)
Short-Term Strategic Income Fund
Up to $99,999                      3.00%             2.26%            0.25%          2.50%
$100,000 - $499,999                2.50%             2.01%            0.25%          2.25%
$500,000 - $999,999                2.00%             1.51%            0.25%          1.75%

World Bond Fund
Up to $99,999                      4.50%             3.76%            0.25%          4.00%
$100,000 - $249,999                3.75%             3.01%            0.25%          3.25%
$250,000 - $499,999                2.75%             2.06%            0.25%          2.30%
$500,000 - $999,999                2.00%             1.51%            0.25%          1.75%

Growth funds
Up to $49,999                      5.00%             4.01%            0.25%          4.25%
$50,000 - $99,999                  4.50%             3.51%            0.25%          3.75%
$100,000 - $249,999                3.50%             2.61%            0.25%          2.85%
$250,000 - $499,999                2.50%             1.86%            0.25%          2.10%
$500,000 - $999,999                2.00%             1.36%            0.25%          1.60%

Regular investments of
$1 million or more (all funds)
First $1M - $4,999,999              --               0.75%            0.25%          1.00%
Next $1 - $5M above that            --               0.25%            0.25%          0.50%
Next $1 and more above that         --               0.00%            0.25%          0.25%

Waiver investments(2)               --               0.00%            0.25%          0.25%


Class B investments

                                                   Maximum                       Maximum
                                                   reallowance     First year    total
                                                   or commission   service fee   compensation
                                                   (% of offering  (% of net     (% of offering
                                                   price)          investment)   price)
Short-Term Strategic Income Fund
All amounts                                          2.25%            0.25%          2.50%

All other funds
All amounts                                          3.75%            0.25%          4.00%

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.


30 FUND DETAILS

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the performance of a John Hancock international/global fund will be positive over any period of time -- days, months or years. However, international markets have performed better over the past two decades than domestic markets.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk The risk that key information about a security or market is inaccurate or unavailable.

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

[bullet] Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

[bullet] Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.

Prepayment risk The risk that unanticipated prepayments may occur, reducing the value of mortgage-backed securities.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.


                                                                 FUND DETAILS 31

Higher-risk securities and practices

This table shows each fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semi-annual reports.

10       Percent of total assets (italic type)
10       Percent of net assets (roman type)
+        No policy limitation on usage; fund may be using currently
*        Permitted, but has not typically been used
--       Not permitted

                                                                                      Pacific  Short-Term
                                              Global    Global   Global      Inter-    Basin    Strategic  World
                                   Global  Marketplace    Rx   Technology  national  Equities    Income     Bond
Investment practices

Borrowing; reverse repurchase
agreements The borrowing of
money from banks or through
reverse repurchase agreements.
Leverage, credit risks.              10       33.3       33.3      10        33.3        33.3       10       10

Currency trading The direct
trading or holding of foreign
currencies as an asset.
Currency risk.                        +         +          +        +          +           +         +        +

Repurchase agreements The
purchase of a security that
must later be sold back to the
issuer at the same price plus
interest. Credit risk.                +         +          +        +          +           +         +        +

Securities lending The lending
of securities to financial
institutions, which provide
cash or government securities
as collateral. Credit risk.          10       33.3       33.3      33.3      33.3        33.3       30       30

Short sales The selling of
securities which have been
borrowed on the expectation
that the market price will
drop.

[bullet] Hedged. Hedged
leverage, market, correlation,
liquidity, opportunity risks.         --       *          *         --        *           *         --       --

[bullet] Speculative.
Speculative leverage, market,
liquidity risks.                      --       *          *         --        *           --        --       --

Short-term trading Selling a
security soon after purchase. A
portfolio engaging in
short-term trading will have
higher turnover and transaction
expenses. Market risk.                +        +          +         +         +           +         +        +

When-issued securities and
forward commitments The
purchase or sale of securities
for delivery at a future date;
market value may change before
delivery. Market, opportunity,
leverage risks.                       +        +          +         +         +           +         +        +

Conventional securities

Foreign debt securities Debt
securities issued by foreign
governments or companies.
Credit, currency, interest
rate, market, political risks.        5       35(1)      35(1)     10(2)     35(1)       35(1)      +(1)     +(1)


Non-investment-grade debt
securities Debt securities
rated below BBB/Baa are
considered junk bonds. Credit,
market, interest rate,
liquidity, valuation,
information risks.                    --      --         35        10(2)     --          --         67       35

Restricted and illiquid
securities Securities not
traded on the open market. May
include illiquid Rule 144A
securities. Liquidity,
valuation, market risks.             15       15         15        15        15        15           15       15

Unleveraged derivative securities

Asset-backed securities
Securities backed by unsecured
debt, such as credit card debt;
these securities are often
guaranteed or
over-collateralized to enhance
their credit quality. Credit,
interest rate risks.                  *        *          *         *          *         *          +        +

Mortgage-backed securities
Securities backed by pools of
mortgages, including
passthrough certificates, PACs,
TACs and other senior classes
of collateralized mortgage
obligations (CMOs). Credit,
extension, prepayment, interest
rate risks.                            *        *         *          *         *         *          +        +

Participation interests
Securities representing an
interest in another security or
in bank loans. Credit, interest
rate, liquidity, valuation
risks.                                --      --         --        10(2)     --          --         15(3)    15(3)


32 FUND DETAILS


                                              Global    Global   Global      Inter-    Basin    Strategic  World
                                   Global  Marketplace    Rx   Technology  national  Equities    Income     Bond

Leveraged derivative securities

Currency contracts Contracts
involving the right or
obligation to buy or sell a
given amount of foreign
currency at a specified price
and future date.

[bullet] Hedged. Currency,
hedged leverage, correlation,
liquidity, opportunity risks.         +         +          +        +          +           +         +        +

[bullet] Speculative. Currency,
speculative leverage, liquidity
risks.                                *         *          *        *          *           *         *        *

Financial futures and options;
securities and index options
Contracts involving the right
or obligation to deliver or
receive assets or money
depending on the performance of
one or more assets or an
economic index.

[bullet] Futures and related
options. Interest rate,
currency, market, hedged or
speculative leverage,
correlation, liquidity,
opportunity risks.                    +         +          +        *          +           *         +        +


[bullet] Options on securities
and indices. Interest rate,
currency, market, hedged or
speculative leverage,
correlation, liquidity, credit,
opportunity risks.                    5(4)      *          *        5(4)       *           *          5(4)    5(4)

Structured securities Indexed
and/or leveraged
mortgage-backed and other debt
securities, including
principal-only and
interest-only securities,
leveraged floating rate
securities and others. These
securities tend to be highly
sensitive to interest rate
movements and their performance
may not correlate to these
movements in a conventional
fashion. Credit, interest rate,
extension, prepayment, market,
speculative leverage,
liquidity, valuation risks.          +         +          +        10(2)       +           *         +        +

(1) No more than 25% of the fund's assets will be invested in securities of any one foreign government.

(2)  Included in the 10% limitation on debt securities.

(3)  Included in the 15% limitation on illiquid securities.

(4)  Applies to purchased options only.


Analysis of funds with 5% or more in junk bonds(1)

[Bar Chart:]

     Quality rating           Short-Term Strategic
     (S&P/Moody's)(2)         Income Fund

Investment Grade Bonds
     AAA/Aaa                      43.3%
     AA/Aa                        10.6%
     A/A                           8.4%
     BBB/Baa                       1.7%

Junk Bonds
     BB/Ba                         8.4%
     B/B                          13.5%
     CCC/Caa                       5.3%
     CC/Ca                         0.0%
     C/C                           0.0%
     % of portfolio in bonds      91.2%

[Legend:]

 Rated by Standard & Poor's or Moody's
 Rated by the adviser

(1) Data as of fund's last fiscal year end.

(2) In cases where the S&P and Moody's ratings for a given bond issue do not agree, the issue has been counted in the higher category.


                                                                 FUND DETAILS 33

                                  [BLANK PAGE]

                                  [BLANK PAGE]

For more information

Two documents are available that offer further information on John Hancock international/global funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual/semi-annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus).

To request a free copy of the current annual/semi-annual report or SAI, please write or call:

John Hancock Signature Services, Inc.
P.O. Box 9116
Boston, MA 02205-9116
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713


[logo: John Hancock Funds
       A Global Investment Management Firm]
       101 Huntington Avenue
       Boston, Massachusetts 02199-7603

[signature logo: John Hancock
                 Financial Services]           (C) 1996 John Hancock Funds, Inc.
                                                                      GLIPN 1/97